Subsequent Events (Details Narrative) - USD ($)							1 Months Ended	3 Months Ended		12 Months Ended
	Feb. 13, 2025	Oct. 03, 2024	Apr. 08, 2024	Mar. 12, 2024	Jan. 01, 2024	Nov. 16, 2023	May 15, 2025	Mar. 31, 2025	Mar. 31, 2024	Dec. 31, 2024	Dec. 31, 2023
Subsequent Event [Line Items]
Issuance of common shares, shares											300,000
Private placement amount										$ 358,543	$ 3,450,675
Shares issued for Warrant conversions, shares										2,996,127
Number of shares services										2,727,436
Granted shares								500,000		10,675,000	550,000
Yerbae Brands Corp [Member]
Subsequent Event [Line Items]
Issuance of common shares, shares				1,493,908		159,496
Private placement amount											$ 4,619,081
Shares issued for Warrant conversions, shares											375,000
Number of shares services											3,000,000
Yerbae Brands Corp [Member] | Restricted Stock Units (RSUs) [Member]
Subsequent Event [Line Items]
Issuance of common shares, shares				808,041
Granted shares					1,666,665
Yerbae Brands Corp [Member] | Performance Share Units [Member]
Subsequent Event [Line Items]
Issuance of common shares, shares				685,867
Granted shares					1,002,775
Share-Based Compensation Arrangement by Share-Based Payment Award, Accelerated Vesting, Number					877,775
Subsequent Event [Member]
Subsequent Event [Line Items]
Shares issued on common stock payable							22,000
Shares issued on warrant exercise							91,000
Subsequent Event [Member] | Yerbae Brands Corp [Member]
Subsequent Event [Line Items]
Granted shares	4,115,000
Share based payment award plan modification, description	The Options are exercisable to acquire up to 4,115,000 Common Shares at an exercise price of $0.105 per Common Share for a period of seven years from the date of grant. All Options vested immediately upon grant. All of the 975,000 RSUs vest 100% on the first anniversary of the date of award. Upon vesting, each RSU represents the right to receive one Common Share in accordance with the Plan
Subsequent Event [Member] | Yerbae Brands Corp [Member] | Restricted Stock Units (RSUs) [Member]
Subsequent Event [Line Items]
Granted shares	975,000
Subsequent Event [Member] | Yerbae Brands Corp [Member] | Performance Share Units [Member]
Subsequent Event [Line Items]
Share-Based Compensation Arrangement by Share-Based Payment Award, Accelerated Vesting, Number	877,775
Subsequent Event [Member] | Private Placement [Member]
Subsequent Event [Line Items]
Issuance of common shares, shares							2,369,668
Private placement amount							$ 5,000,000
Common Stock [Member]
Subsequent Event [Line Items]
Issuance of common shares, shares								1,927,640		625,000	4,315,787
Private placement amount								$ 809,608		$ 756,250	$ 4,316
Shares issued for Warrant conversions, shares								3,586,119	2,774,119	2,996,127
Number of shares services								1,570,000	450,000	2,727,436	1,675,000
Common Stock [Member] | Yerbae Brands Corp [Member]
Subsequent Event [Line Items]
Issuance of common shares, shares		214,835	1,103,811								2,522,810
Private placement amount
Common Stock [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Issuance of common shares, shares							2,482,668
Warrant [Member]
Subsequent Event [Line Items]
Number of shares services								500,000